Consolidated Balance Sheets	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents	$ 1,290,468	$ 1,000,887	$ 778,563
Other investment	10,439,015	8,096,500
Accounts receivable, net	2,020,209	1,566,874	1,123,801
Inventories, net	4,085,531	3,168,738	4,835,312
Contract asset	48,623	37,712	160,549
Deferred offering costs			364,166
Other current assets	1,975,699	1,532,352	274,167
Total current assets	19,859,545	15,403,063	7,536,558
Non-current assets
Property and equipment, net	169,903	131,777	2,859,910
Right-of-use assets, net	3,709,974	2,877,456	4,543,769
Deferred tax assets	32,042	24,852	248,620
Prepayment	1,535,069	1,190,600
Other investments	4,677,022	3,627,498	3,962,185
Total non-current assets	10,124,010	7,852,183	11,614,484
TOTAL ASSETS	29,983,555	23,255,246	19,151,042
Current liabilities
Accounts payable	557,999	432,784	211,143
Accruals and other payables	454,084	352,188	123,376
Contract liabilities	646,301	501,271	288,203
Operating lease liabilities	936,187	726,107	866,559
Income taxes payable			36,097
Short-term borrowings	1,684,634	1,306,602	2,258,282
Total current liabilities	4,279,205	3,318,952	3,783,660
Non-current liabilities
Amount due to shareholders	3,700,000	2,869,720	3,700,000
Provision	317,487	246,243	317,487
Operating lease liabilities	2,773,787	2,151,349	3,677,210
Total non-current liabilities	6,791,274	5,267,312	7,694,697
TOTAL LIABILITIES	11,070,479	8,586,264	11,478,357
SHAREHOLDERS’ EQUITY
Additional paid in capital	15,658,624	12,144,829	3,493,297
Retained earnings	3,247,019	2,518,388	4,172,685
Total equity	18,913,076	14,668,982	7,672,685	[1]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	29,983,555	23,255,246	19,151,042
Ordinary shares, Class A
SHAREHOLDERS’ EQUITY
Ordinary shares, value issued	4,009	3,109	3,279	[2]
Ordinary shares, Class B
SHAREHOLDERS’ EQUITY
Ordinary shares, value issued	$ 3,424	$ 2,656	$ 3,424	[2]

[1]	Retroactively presented for the reorganization exercise described in Note 1.
[2]	Retroactively presented for the reorganization exercise described in Note 1.